As filed with the Securities and Exchange Commission on September 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

	Dollar Bear 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 87.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.4%

$450,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $450,000)	$450,000

Shares		Value
MONEY MARKET FUND - 8.2%
46,177	Fidelity Institutional Money Market Portfolio
	(Cost $46,177)	$46,177

	TOTAL SHORT-TERM INVESTMENTS - 87.6%
	(Cost $496,177)	$496,177

	Other Assets in Excess of Liabilities - 12.4%	70,278

	TOTAL NET ASSETS - 100.0%	$566,455

Percentages are calculated as a percent of net assets.

Dollar Bear 2.5X Fund
Schedule of Short Futures Contracts
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

15,068	Dollar Index Spot Future
	Expiring August 2006
	(Underlying Face Amount
	at Market Value $1,246,851)	$8,108

	Japan Bull 2X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 75.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.1%

$100,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $100,000)	$100,000

Shares		Value
MONEY MARKET FUND - 25.9%
52,888	Fidelity Institutional Money Market Portfolio
	(Cost $52,888)	$52,888

	TOTAL SHORT-TERM INVESTMENTS - 75.0%
	(Cost $152,888)	$152,888

	Other Assets in Excess of liabilities - 25.0%	50,895

	TOTAL NET ASSETS - 100.0%	$203,783

Percentages are calculated as a percent of net assets.

Japan Bull 2X Fund
Schedule of Futures Contracts Purchased
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

1	Nikkei 225 Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $77,150)	$1,221

Japan Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Nikkei 225	21	$317,367	05/04/2007	$9,683

	Latin America Bull 2X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 71.5%

2,000	iShares MSCI Brazil Index Fund	$78,940
12,100	iShares MSCI Mexico Index Fund	481,580
51,639	iShares S&P Latin America 40 Index Fund	7,222,231

	TOTAL INVESTMENT COMPANIES
	(Cost $7,548,801)	$7,782,751

Face Amount		Value
SHORT-TERM INVESTMENTS - 19.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%

$1,500,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $1,500,000)	$1,500,000

Shares		Value
MONEY MARKET FUND - 5.9%
642,725	Fidelity Institutional Money Market Portfolio
	(Cost $642,725)	$642,725

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,142,725)	$2,142,725

	TOTAL INVESTMENTS - 91.2%
	(Cost $9,691,526)	$9,925,476

	Other Assets in Excess of Liabilities - 8.8%	962,587

	TOTAL NET ASSETS - 100.0%	$10,888,063

Percentages are calculated as a percent of net assets.

Latin America Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation/(Depreciation)

Goldman Sachs & Co.	iShares MSCI Brazil	86,000	$3,266,506	07/23/2007	$115,571
Goldman Sachs & Co.	iShares MSCI Mexico	70,000	$2,796,535	07/23/2007	(12,483)
Goldman Sachs & Co.	iShares S&P Latin America 40	56,440	$7,561,892	06/14/2007	210,912
					$314,000

	Mid Cap Bull 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 94.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.6%

$250,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $250,000)	$250,000

Shares		Value
MONEY MARKET FUND - 6.9%
19,660	Fidelity Institutional Money Market Portfolio
	(Cost $19,660)	$19,660

	TOTAL SHORT-TERM INVESTMENTS - 94.5%
	(Cost $269,660)	$269,660

	Other Assets in Excess of Liabilities - 5.5%	15,674

	TOTAL NET ASSETS - 100.0%	$285,334

Percentages are calculated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Schedule of Futures Contracts Purchased
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

5	Mid Cap 400 Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $373,000)	$9,887

Mid Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 400 Mid Cap Index	459	$332,760	05/03/2007	$1,960

	NASDAQ-100 Bear 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 70.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.7%

$8,401,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $8,401,000)	$8,401,000

Shares		Value
MONEY MARKET FUND - 0.9%
111,707	Fidelity Institutional Money Market Portfolio
	(Cost $111,707)	$111,707

	TOTAL SHORT-TERM INVESTMENTS - 70.6%
	(Cost $8,512,707)	$8,512,707

	Other Assets in Excess of Liabilities - 29.4%	3,551,097

	TOTAL NET ASSETS - 100.0%	$12,063,804

Percentages are calculated as a percent of net assets.

	NASDAQ-100 Bear 2.5X Fund
	Schedule of Short Futures Contracts
	July 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

59	NASDAQ 100 Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $8,956,200)	$(226,115)

151	NASDAQ 100 Mini Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $4,584,360)	(83,270)

	Total Unrealized Depreciation on Short Futures Contracts	$(309,385)

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ 100 Stock Index	11,000	$16,171,746	05/02/2007	$(76,105)

	NASDAQ-100 Bull 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 75.7%

21,400	Nasdaq-100 Index Tracking Stock
	(Cost $776,015)	$793,940

Face Amount		Value
SHORT-TERM INVESTMENTS - 10.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%

$50,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $50,000)	$50,000

Shares		Value
MONEY MARKET FUND - 5.9%
61,767	Fidelity Institutional Money Market Portfolio
	(Cost $61,767)	$61,767

	TOTAL SHORT-TERM INVESTMENTS - 10.7%
	(Cost $111,767)	$111,767

	TOTAL INVESTMENTS - 86.4%
	(Cost $887,782)	$905,707

	Other Assets in Excess of Liabilities - 13.6%	142,364

	TOTAL NET ASSETS - 100.0%	$1,048,071

Percentages are calculated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Schedule of Futures Contracts Purchased
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

53	Nasdaq 100 Mini Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $1,609,080)	$35,981

NASDAQ-100 Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Nasdaq 100 Stock Index	146	$214,962	05/02/2007	$(9,805)

	S&P 500 Bear 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 182.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 165.7%

$900,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $900,000)	$900,000

Shares		Value
MONEY MARKET FUND - 16.9%
92,136	Fidelity Institutional Money Market Portfolio
	(Cost $92,136)	$92,136

	TOTAL SHORT-TERM INVESTMENTS - 182.6%
	(Cost $992,136)	$992,136

	Liabilities in Excess of Other Assets - (82.6)%	(448,989)

	TOTAL NET ASSETS - 100.0%	$543,147

Percentages are calculated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Schedule of Short Futures Contracts
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

11	S&P 500 Index Mini Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $704,688)	$1,763

S&P 500 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	149	$189,129	05/02/2007	$(698)

	S&P 500 Bull 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 72.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.8%

$1,600,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $1,600,000)	$1,600,000

Shares		Value
MONEY MARKET FUND - 6.8%
165,490	Fidelity Institutional Money Market Portfolio
	(Cost $165,490)	$165,490

	TOTAL SHORT-TERM INVESTMENTS - 72.6%
	(Cost $1,765,490)	$1,765,490

	Other Assets in Excess of Liabilities - 27.4%	666,053

	TOTAL NET ASSETS - 100.0%	$2,431,543

Percentages are calculated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Schedule of Futures Contracts Purchased
July 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

20	S&P 500 Index Mini Futures Contracts
	Expiring September 2006
	(Underlying Face Amount
	at Market Value $1,281,250)	$30,610

S&P 500 Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 500 Index	3,704	$4,583,738	05/02/2007	$ 137,109

	Total Market Bull 2.5X Fund
	Schedule of Investments
	July 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 102.8%

2,278	Vanguard Total Stock Market Exchange Traded Fund
	(Cost $284,785)	$287,347

Face Amount		Value
SHORT-TERM INVESTMENTS - 34.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.9%

$50,000	Federal Home Loan Bank
	Discount Note, 5.20%, 08/01/2006
	(Cost $50,000)	$50,000

Shares		Value
MONEY MARKET FUND - 16.8%
47,094	Fidelity Institutional Money Market Portfolio
	(Cost $47,094)	$47,094

	TOTAL SHORT-TERM INVESTMENTS - 34.7%
	(Cost $97,094)	$97,094

	TOTAL INVESTMENTS - 137.5%
	(Cost $381,879)	$384,441

	Liabilities in Excess of Other Assets - (37.5%)	(104,848)

	TOTAL NET ASSETS - 100.0%	$279,593

Percentages are calculated as a percent of net assets.

Total Market Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Vanguard Total Stock Market Fund	3,225	$395,515	05/03/2007	$10,675

Total Market Bear 2.5X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Mid Cap Bear 2.5X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Equity Income Bull 2.5X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Equity Income Bear 2.5X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Dollar Bull 2.5X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Japan Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Latin America Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Real Estate Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Real Estate Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Commodity Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Biotech Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Biotech Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Oil & Gas Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.
Oil & Gas Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Precious Metals Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Precious Metals Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund.

Healthcare Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bull 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bear 2X Fund
Schedule of Investments
July 31, 2006 (Unaudited)

No schedule of investments, non-operational Fund

The cost basis of investments for federal income tax purposes at 7/31/06 was as follows*:

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund	Latin America Bull 2X Fund

Cost of Investments	$1,765,490	$992,136	$887,782	$8,512,707	9,691,526

Gross unrealized appreciation	-	-	17,999	-	235,418
Gross unrealized depreciation	-	-	(74)	-	(1,468)

Net unrealized appreciation/depreciation	-	-	17,925	-	233,950

	Japan Bull 2X Fund	Mid Cap Bull 2.5X Fund	Total Market Bull 2.5X Fund	Dollar Bear 2.5X Fund

Cost of Investments	$152,888	$269,660	$381,879	496,177

Gross unrealized appreciation	-	-	2,562	-
Gross unrealized depreciation	-	-	-	-

Net unrealized appreciation/depreciation	-	-	2,562	-

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments outstanding because this is the Fund’s first fiscal year and no tax adjustment have been calculated.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Funds

By (Signature and Title)   /s/ Daniel D. O'Neill
                                                   Daniel D. O’Neill, President

Date     September 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Daniel D. O'Neill
                                                       Daniel D. O’Neill, President

Date      September 24, 2006

By (Signature and Title)*       /s/ Timothy P. Hagan
                                                          Timothy P. Hagan, Chief Financial Officer

Date      September 26, 2006

* Print the name and title of each signing officer under his or her signature.